Shearman & Sterling LLP
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February 27, 2015

Via EDGAR Correspondence Filing
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F St., N.E.
Washington, D.C. 20549-0505
Attn:  Mr. Ed Bartz

Torchlight Value Fund Master, LLC (the “Fund”) Annual N-1A Update

Mr. Bartz:

The annual update to the Fund’s N-1A is filed herewith.

If you have any questions, please contact me at (212) 848-7182 or my colleague, Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Thomas M. Majewski
Thomas M. Majewski

Enclosure

cc:	Richard Metsch (Chief Compliance Officer of the Fund)
Nathan J. Greene (Shearman & Sterling LLP) Gregory A. Denis (Shearman & Sterling LLP)

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